Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
January 31, 2022

Dates Covered
Collections Period	01/01/22 - 01/31/22
Interest Accrual Period	01/18/22 - 02/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	02/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/21	1,040,499,224.22	38,594
Yield Supplement Overcollateralization Amount 12/31/21	28,355,819.54	0
Receivables Balance 12/31/21	1,068,855,043.76	38,594
Principal Payments	34,772,718.69	643
Defaulted Receivables	605,027.57	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/22	27,071,653.13	0
Pool Balance at 01/31/22	1,006,405,644.37	37,927

Pool Statistics	$ Amount	# of Accounts
Pool Factor	87.29%
Prepayment ABS Speed	1.58%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585
Delinquent Receivables:
Past Due 31-60 days	6,259,061.43	223
Past Due 61-90 days	1,889,938.86	66
Past Due 91-120 days	429,520.88	18
Past Due 121+ days	0.00	0
Total	8,578,521.17	307

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.83%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.22%
Delinquency Trigger Occurred	NO

Recoveries	276,886.85
Aggregate Net Losses/(Gains) - January 2022	328,140.72
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.37%
Prior Net Losses/(Gains) Ratio	0.04%
Second Prior Net Losses/(Gains) Ratio	0.02%
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.03%

Overcollateralization Target Amount	11,573,664.91
Actual Overcollateralization	11,573,664.91
Weighted Average Contract Rate	3.97%
Weighted Average Contract Rate, Yield Adjusted	5.24%
Weighted Average Remaining Term	59.00

Flow of Funds	$ Amount
Collections	38,623,509.51
Investment Earnings on Cash Accounts	91.82
Servicing Fee	(890,712.54)
Transfer to Collection Account	-
Available Funds	37,732,888.79

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	493,308.67
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	4,857,838.77
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	17,270,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	11,573,664.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,469,584.77

Total Distributions of Available Funds	37,732,888.79

Servicing Fee	890,712.54
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 01/18/22	1,028,533,483.14
Principal Paid	33,701,503.68
Note Balance @ 02/15/22	994,831,979.46

Class A-1
Note Balance @ 01/18/22	80,333,483.14
Principal Paid	33,701,503.68
Note Balance @ 02/15/22	46,631,979.46
Note Factor @ 02/15/22	23.3159897%

Class A-2
Note Balance @ 01/18/22	387,400,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	387,400,000.00
Note Factor @ 02/15/22	100.0000000%

Class A-3
Note Balance @ 01/18/22	387,400,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	387,400,000.00
Note Factor @ 02/15/22	100.0000000%

Class A-4
Note Balance @ 01/18/22	121,600,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	121,600,000.00
Note Factor @ 02/15/22	100.0000000%

Class B
Note Balance @ 01/18/22	34,530,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	34,530,000.00
Note Factor @ 02/15/22	100.0000000%

Class C
Note Balance @ 01/18/22	17,270,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	17,270,000.00
Note Factor @ 02/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	561,800.34
Total Principal Paid	33,701,503.68
Total Paid	34,263,304.02

Class A-1
Coupon	0.11772%
Interest Paid	7,355.33
Principal Paid	33,701,503.68
Total Paid to A-1 Holders	33,708,859.01

Class A-2
Coupon	0.35000%
Interest Paid	112,991.67
Principal Paid	0.00
Total Paid to A-2 Holders	112,991.67

Class A-3
Coupon	0.81000%
Interest Paid	261,495.00
Principal Paid	0.00
Total Paid to A-3 Holders	261,495.00

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4892879
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.3515970
Total Distribution Amount	29.8408849

A-1 Interest Distribution Amount	0.0367767
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	168.5075184
Total A-1 Distribution Amount	168.5442951

A-2 Interest Distribution Amount	0.2916667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.2916667

A-3 Interest Distribution Amount	0.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6750000

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	144.14
Noteholders' Third Priority Principal Distributable Amount	512.44
Noteholders' Principal Distributable Amount	343.42

Account Balances	$ Amount
Reserve Account
Balance as of 01/18/22	2,877,704.48
Investment Earnings	63.78
Investment Earnings Paid	(63.78)
Deposit/(Withdrawal)	-
Balance as of 02/15/22	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$6,159,427.36	$6,909,423.53	$4,309,095.17
Number of Extensions	191	213	130
Ratio of extensions to Beginning of Period Receivables Balance	0.58%	0.63%	0.36%